UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
 (Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94101
 (Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2018

Item 1. Reports to Stockholders.

FundX

UPGRADER FUNDS

2018

SEMIANNUAL REPORT

MARCH 31, 2018

Semiannual Report 2018	Upgraderfunds.com	1

1969	FundX Investment Group (then called DAL) is a registered investment advisor (RIA).

1976	The firm starts publishing NoLoad FundX newsletter.

2001	The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

2002	Inception of three additional funds: FundX Aggressive Upgrader Fund (HOTFX), FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

2008	Inception of the FundX Tactical Upgrader Fund (TACTX), which seeks less volatility than the stock market.

2017	Inception of the FundX Sustainable Impact Fund (SRIFX), a fund that aims to help investors build wealth and a better world.

Knowledgeable Portfolio Management
We’ve been managing portfolios of noload mutual funds since 1969. We monitor thousands of mutual funds and ETFs and make timely portfolio changes.

A Strategy You Can Understand
We developed the Upgrading strategy, which is designed to keep our portfolios invested in top-ranked funds. Upgrading ranks noload mutual funds and ETFs based on recent performance. We buy top performers and hold these funds only while they remain top ranked.

FundX Upgrader Funds
The FundX Upgrader Funds are a series of mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer various levels of potential risk and reward.

A Portfolio that Responds to Market Changes
Market trends rotate between large-cap and small-cap stocks, growth and value styles of investing, and geographic regions. Our Upgrading strategy aligns the FundX Upgrader Fund portfolios with these trends. The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies that have strong recent returns.

2	Semiannual Report 2018

March 31, 2018

Dear Fellow Shareholders,
Stock markets around the world and all of the equity Upgrader Funds were positive for the six months ending March 31, 2018. The Funds’ benchmark, the MSCI All-Country World Index (ACWI), was up 4.71% and the large-cap U.S. S&P 500 Index gained 5.84%.

Stocks continued to make new highs through late January 2018 before volatility returned in February and March. Most indexes experienced their first correction (a decline of 10% or more) in nearly two years, and both the ACWI and the S&P 500 ended the first quarter of 2018 with losses.

Navigating global stock market trends
While stock markets experienced swings in the last six months, the large-cap U.S. growth trend, fueled by technology stocks, remained solidly in place. The equity Upgrader Funds held large-cap growth funds throughout the semiannual period, which helped the funds end the six-month period with modest gains.

The foreign trend of early 2017 changed during the six months ending March 31, 2018. Developed foreign funds fell out of favor toward the end of 2017, while emerging markets continued to bring in good recent returns. This led us to make some important changes to the Upgrader Fund portfolios. Learn more about these changes in our commentary on each fund.

Adapting to rising interest rates
The past six months were no less challenging for bonds. In the first quarter of 2018, interest rates reached their highest levels since early 2014 and peaked in mid-February. Though rates have pulled back since then, the damage was already done, and most areas of the bond market had negative returns for the first quarter and for the trailing six months. However, some areas of fixed income held up better than others, such as floating-rate funds that invest in adjustable bank loans and world and emerging market bonds.

Our Flexible Income approach, which invests in the areas of the bond market that are excelling in the current market, outpaced the Bloomberg Barclays Aggregate Bond Index for the semiannual period.

Celebrating one year of the Sustainable Impact Fund (SRIFX)
On March 31, 2017, we introduced the Sustainable Impact Fund (SRIFX), which aims to make it easy for you to own a portfolio of stock funds that focuses on sustainability.

SRIFX integrates environmental, social and governance (ESG) factors into our longtime Upgrading strategy by first screening funds for performance, and then screening them by ESG criteria. This enables us to target funds with strong recent returns and strong ESG ratings.

The Sustainable Impact Fund (SRIFX) had a terrific first year, outpacing global and U.S. indexes and helping a growing number of investors use funds to build wealth and a better world.

As always, thank you for your investment in the Upgrader Funds. As a shareholder, you have my team and me working to help you build wealth, navigate changing markets and make a difference in the world.

Janet Brown
President, FundX Investment Group

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Past performance does not guarantee future results.

The information  provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”)  are considered “funds  of funds”  and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower- rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified.The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives,which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount  to its net asset value, an active secondary trading  market  may not develop or be maintained,  or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility  to adverse economic developments. The underlying funds, particularly  some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

Correlation is the degree which two assets move in relation to each other. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates.

References to other funds should not be interpreted as an offer of these securities.

The S&P 500®  Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.

The Barclays Aggregate Bond Index is an unmanaged index generally representative of intermediate-term  government bonds, investment grade corporate debt securities and mortgage-backed securities. An investment cannot be made directly in an index.

The MSCI All Country World Index (ACWI) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI EAFE Index (Morgan Stanley Capital International, Europe, AustralAsia and Far East) is an unmanaged index of over 1000 foreign common stock prices including the reinvestment of dividends.

While the funds are no-load, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

Diversification does not guarantee a profit or protect from loss in a declining market.

Must be preceded or accompanied by a prospectus.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

4	Semiannual Report 2018

FUNDX	Upgrader Fund Growth Fund

Many people aren’t sure which funds to own now or what to do when markets change. The Upgrader Fund (FUNDX) aims to make it easy for investors to own a portfolio of core diversified stock funds that’s designed to navigate changing markets and capitalize on global trends.

FUNDX invests in diversified stock funds, which tend to have market-level risk. We target funds that have strong recent returns because these funds may continue to do well in the coming months or even years, a phenomenon known as ‘persistence of performance.’ That’s what we saw during the semiannual period as large-cap U.S. growth funds continued their streak of outperformance.

Most of the funds FUNDX owned as of March 31, 2018 were held for the trailing six months. In fact, we’ve held funds like Fidelity Blue Chip Growth (FBGRX), iShares Momentum (MTUM), and T. Rowe Price Growth (PRGFX) for the trailing 12 months.

Navigating global market trends
While the large-cap U.S. trend remained in place during the semiannual period, foreign markets changed, and that led us to make some changes to FUNDX’s foreign positions.

Foreign funds had done well leading up to the start of the semiannual period, and FUNDX was split roughly 50/50 between U.S. and foreign/global funds as of September 30, 2017. In the fourth quarter of 2017, however, developed foreign markets lagged U.S. markets. This prompted us to sell iShares Europe (IEV) and Vanguard FTSE Europe (VGK) and buy U.S. funds that had stronger recent returns, like Fidelity Contra (FCNTX), Primecap Odyssey Growth (POGRX) and SPDR Dow Jones Industrial Average (DIA).

A handful of global funds, which invest in both U.S. and foreign stocks, held up relatively well during the last six months, and FUNDX held funds like AB Sustainable Global Thematic (ATEYX), Oakmark Global (OAKGX) and Oppenheimer Global (OGLYX) throughout the semiannual period. (Dodge and Cox Global Stock, DODWX, did not fare as well and was sold).

Looking ahead
By continually buying into funds with strong recent returns, FUNDX seeks to participate in global stock market trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

U.S. large-cap growth stocks have been in favor for years now, and that’s where FUNDX has been invested, but we know that at some point markets will change. We’ve been investing in market trends for nearly 50 years, and we’ve seen repeatedly that even the most persistent trends eventually give way to something new.

Our Upgrading investment strategy is designed to adapt to changing market trends. We continue to monitor value funds, foreign funds, and smaller-cap funds, and when the current trend changes, we’ll change, too.

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FUNDX	Upgrader Fund Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2018 (UNAUDITED)

Shares	Investment Companies: 100.0%	Value
	Core Funds: 100.0%
126,862	AB Sustainable Global Thematic Fund - Advisor Class *^	$15,708,025
221,677	Fidelity Blue Chip Growth Fund	20,041,830
146,399	Fidelity Contrafund	18,193,011
231,250	iShares Edge MSCI USA Momentum Factor ETF	24,494,000
99,700	iShares Russell 1000 Growth ETF	13,568,173
248,557	Laudus US Large Cap Growth Fund	5,087,969
438,110	Oakmark Global Fund - Investor Class	14,142,176
547,257	Oakmark International Fund - Investor Class	15,202,786
173,394	Oppenheimer Global Fund - Class Y	16,642,359
446,615	PRIMECAP Odyssey Growth Fund	17,976,274
91,500	SPDR Dow Jones Industrial Average ETF Trust	22,088,100
190,534	T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	19,396,387
277,733	T. Rowe Price Growth Stock Fund, Inc. - Retail Class	18,066,511
	Total Core Funds	220,607,601

	Total Investment Companies
	(Cost $206,221,181)	220,607,601

	Short-Term Investments: 0.2%
503,638	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.490% #	503,638

	Total Short-Term Investments
	(Cost $503,638)	503,638

	Total Investments: 100.2%
	(Cost $206,724,819)	221,111,239
	Liabilities in Excess of Other Assets: (0.2)%	(538,846)
	Net Assets: 100.0%	$220,572,393

*   Non-income producing.
#   Annualized seven-day yield as of March 31, 2018.
^   A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $5,703,369 (representing 2.6% of net assets). See note 2 of the financial statements.

     The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2018

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

Many people want to own aggressive stock funds, like sector funds, but they aren’t sure which funds to own or how to try to mitigate the volatility of these funds. The Aggressive Upgrader Fund (HOTFX) makes it easy for investors to own a portfolio of concentrated stock funds that seeks to capitalize on sector rotations.

HOTFX invests in concentrated funds and may have substantial exposure to sector and country specific funds and ETFs, which tend to have above-average risk and higher potential volatility.

We target funds with strong recent returns because these funds may continue to do well in the coming months or even years, a phenomenon known as ‘persistence of performance.’ That’s what we saw during the semiannual period as technology-focused funds continued their streak of outperformance.

Roughly half of the funds in HOTFX’s portfolio as of March 31, 2018 have been held for the trailing year, including technology sector funds like iShares North American Tech-software (IGV) and Janus Henderson Global Tech (JATIX), and more diversified funds like Fidelity OTC (FOCPX) and PowerShares QQQ (QQQ) that are also heavily invested in tech stocks. HOTFX’s technology exposure also included Van Eck Vector Semiconductor (SMH), an ETF we’ve owned for two years.

As tech funds continued to bring in strong recent returns, we increased our exposure to these funds, buying Harbor Appreciation (HACAX), a diversified fund with an outsized (40%) stake in tech stocks, and First Trust DJ Internet (FDN), a technology sector fund that specializes in the largest internet companies.

Navigating global market trends
While the technology remained in place during the semiannual period, foreign trends arose that led us to make some changes to HOTFX’s portfolio.

Foreign funds had done well leading up to the start of the semiannual period, and HOTFX was split roughly 50/50 between U.S. and foreign/global funds, including positions in emerging and developed foreign market funds.

In the fourth quarter of 2017, however, developed foreign markets, particularly Europe, faltered, while emerging markets continued to bring in good recent returns. This prompted us to sell Europe-focused funds, like iShares MSCI Eurozone (EZU) and Oakmark International Small Cap (OAKEX) and increase our allocation to emerging markets funds like Columbia Emerging Markets (CEKRX) and Fidelity Emerging Markets (FEMKX). We held Matthews China (MICFX) throughout the semiannual period.

By March 31, 2018, HOTFX had a higher allocation to U.S. funds, and its foreign positions were mostly in emerging markets.

Looking ahead
By continually buying into funds with strong recent returns, HOTFX seeks to capitalize on sector rotations as well as broader market trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Technology stocks and, more broadly, U.S. large-cap growth stocks have been in favor for years now, and that’s where HOTFX has been invested. But we know that at some point, markets will change. We’ve been investing in market trends for nearly 50 years, and we’ve seen repeatedly that even the most persistent trends eventually give way to something new.

Our Upgrading investment strategy is designed to adapt to changing market trends. We continue to monitor a wide range of sector and concentrated stock funds, including value funds, developed market foreign funds, and smaller-cap funds, and when the current trend changes, we’ll change, too.

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HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2018 (UNAUDITED)

Shares	Investment Companies: 99.4%	Value
	Aggressive Funds: 62.8%
92,868	Akre Focus Fund - Institutional Class	$3,196,532
234,361	Columbia Emerging Markets Fund- Class I2	3,306,828
92,204	Fidelity Emerging Markets Fund	3,039,959
35,729	Fidelity OTC Portfolio	4,043,855
40,122	Harbor Capital Appreciation Fund - Institutional Class	2,906,408
71,942	Oppenheimer Global Opportunities Fund - Class Y	5,458,934
13,400	PowerShares QQQ Trust Series 1	2,145,742
27,777	Vanguard International Growth Fund - Admiral Class	2,745,738
	Total Aggressive Funds	26,843,996

	Sector Funds: 36.6%
11,800	First Trust Dow Jones Internet Index Fund *	1,421,900
19,200	iShares North American Tech-Software ETF	3,258,240
10,100	iShares U.S. Financial Services ETF	1,322,696
93,407	Janus Henderson Global Technology Fund - Class I	3,126,350
68,094	Matthews China Fund - Institutional Class	1,603,624
47,000	VanEck Vectors Semiconductor ETF	4,901,160
	Total Sector Funds	15,633,970

	Total Investment Companies
	(Cost $36,966,000)	42,477,966

	Short-Term Investments: 0.3%
124,589	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.490% #	124,589

	Total Short-Term Investments
	(Cost $124,589)	124,589

	Total Investments: 99.7%
	(Cost $37,090,589)	42,602,555
	Other Assets in Excess of Liabilities: 0.3%	130,769
	Net Assets: 100.0%	$42,733,324

* Non-income producing. # Annualized seven-day yield as of March 31, 2018. The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2018

RELAX	Conservative Upgrader Fund Balanced Fund

Most investors need to own stocks for growth and bonds for stability, but they struggle to effectively manage their stock and bond portfolios. The Conservative Upgrader Fund (RELAX) makes it easy to own a classic balanced portfolio of core stock funds and bond funds in one fund purchase. RELAX invests 60% in stock funds and 40% in our Flexible Income strategy, which is primarily bond funds.

Navigating global stock market trends
RELAX’s stock fund allocation focuses on diversified stock funds, which tend to have market-level risk. We target funds that have strong recent returns because these funds may continue to do well in the coming months or even years, a phenomenon known as ‘persistence of performance.’

That’s what we saw during the semiannual period: large-cap U.S. growth funds remained in favor, and RELAX held funds like Fidelity Blue Chip Growth (FBGRX), iShares Momentum (MTUM), T. Rowe Price Growth (PRGFX) for the full six months. (In fact, these funds have been held for the trailing 12 months.)

While the large-cap U.S. trend remained in place during the semiannual period, foreign markets changed, and that led us to make some changes to RELAX’s stock fund positions. RELAX had exposure to both U.S. and foreign/global stock funds as of September 30, 2017, but in the fourth quarter of 2017, developed foreign markets lagged U.S. markets and we sold iShares Europe (IEV) and Vanguard FTSE Europe (VGK). We bought into U.S. funds that had stronger recent returns, like Fidelity Contra (FCNTX), Primecap Odyssey Growth (POGRX) and SPDR Dow Jones Industrial Average (DIA).

A few foreign and global funds continued to earn a place in RELAX’s portfolio during the semiannual report period, including Oakmark International (OAKIX) and Oppenheimer Global (OGLYX).

Adapting to changing interest rates
RELAX’s bond allocation targets the areas of the bond market that are excelling in the current market. At the start of the semiannual period, RELAX owned floating-rate, high-yield and strategic bond funds and most of these funds remained in the portfolio for the last six months.

As interest rates surged in early February, we trimmed RELAX’s exposure to high-yield and strategic bonds. RELAX had about 12% in high yields and 13% in strategic bonds as of September 30, 2017, and we reduced this to 8% and 11%, respectively.

Floating-rate funds can do well when rates rise because these funds invest in bank loans and the interest rates on these loans adjust as market rates change. As floating-rate funds continued to excel, we increased RELAX’s exposure from 2% at the start of the semiannual period to 7% at the end, adding Fidelity Floating Rate High Income (FFRHX) to the mix.

RELAX’s fixed-income allocation also included total-return funds. Because these funds typically aren’t fully invested in bonds, they tend to have less interest-rate risk. RELAX maintained about 10% invested in total-return funds during the semiannual period, including longtime holds Gateway (GTEYX) and Vanguard Wellesley Income (VWIAX). We sold Fidelity Real Estate Income (FRIFX) in the first quarter of 2018 when its performance faltered and replaced it with Permanent Portfolio (PRPFX), an alternative fund that owns a mix of currencies, gold and stocks.

Looking ahead
By continually buying into stock and bond funds with strong recent returns, RELAX seeks to participate in global stock market trends and adapt to changing bond markets.

U.S. large-cap growth stocks have been in favor, and high-yield, floating-rate and strategic bond funds have been some of the strongest areas of the bond market. But we know that will change at some point. We’ve been investing in market trends for nearly 50 years, and we’ve seen repeatedly that even the most persistent trends eventually give way to something new.

Our global rules-based investment strategies are designed to adapt to these kinds of changes. We monitor a wide range of stock and bond funds, and when markets inevitably change, RELAX will change, too.

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RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2018 (UNAUDITED)

Shares	Investment Companies: 99.8%	Value
	Bond Funds: 29.3%
187,210	Eaton Vance Floating-Rate Advantaged Fund - Class I	$2,049,954
120,528	Eaton Vance Floating-Rate Fund - Class I	1,090,777
226,049	Fidelity Capital & Income Fund	2,289,876
123,444	Fidelity Floating Rate High Income Fund	1,190,000
74,383	Fidelity New Markets Income Fund	1,179,714
302,357	Ivy High Income Fund - Class I	2,264,653
330	Lord Abbett High Yield Fund - Class I	2,489
181,760	Osterweis Strategic Income Fund	2,048,441
212,307	PIMCO Income Fund - Institutional Class	2,592,265
202,420	PIMCO Low Duration Income Fund - Institutional Class	1,732,712
	Total Bond Funds	16,440,881

	Core Funds: 59.8%
42,922	Fidelity Blue Chip Growth Fund	3,880,598
27,942	Fidelity Contrafund	3,472,322
43,850	iShares Edge MSCI USA Momentum Factor ETF	4,644,592
100,049	Laudus US Large Cap Growth Fund	2,048,012
63,767	Oakmark International Fund - Investor Class	1,771,443
30,858	Oppenheimer Global Fund - Class Y	2,961,769
84,882	PRIMECAP Odyssey Growth Fund	3,416,485
17,200	SPDR Dow Jones Industrial Average ETF Trust	4,152,080
36,496	T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	3,715,260
52,570	T. Rowe Price Growth Stock Fund, Inc. - Retail Class	3,419,667
	Total Core Funds	33,482,228

	Total Return Funds: 10.7%
63,398	Gateway Fund - Class Y	2,059,794
39,726	Permanent Portfolio - Class N	1,612,481
36,640	Vanguard Wellesley Income Fund - Admiral Class	2,318,963
	Total Total Return Funds	5,991,238

	Total Investment Companies
	(Cost $53,564,685)	55,914,347

10	Semiannual Report 2018

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2018 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.3%
170,994	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.490% #	$170,994

	Total Short-Term Investments
	(Cost $170,994)	170,994

	Total Investments: 100.1%
	(Cost $53,735,679)	56,085,341
	Liabilities in Excess of Other Assets: (0.1)%	(34,687)
	Net Assets: 100.0%	$56,050,654

#	Annualized seven-day yield as of March 31, 2018.

The accompanying notes are an integral part of these financial statements.

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INCMX	Flexible Income Fund
Fixed Income

Many people turn to bonds to try to add stability to their portfolios, but they aren’t sure which bond funds to own or what to do when bond markets change. The Flexible Income Fund (INCMX) makes it easy to own a portfolio of bond funds that adapts to changing markets.

INCMX may invest in bond funds with various maturities, credit qualities and regional exposure. It also may have limited exposure to total-return funds, which typically invest in both stocks and bonds. We target bond and total-return funds that have strong recent returns because funds that have done well recently may continue to do well in the coming months or even years, a phenomenon known as ‘persistence of performance.’

That’s what we saw during the semiannual period. INCMX’s positions in floating-rate, high-yield and strategic bond funds continued to have strong returns and were held for the trailing six months. In fact, many of the funds INCMX owned as of March 31, 2018 were held for the last 12 months, including Eaton Vance Floating Rate (EIBLX), Osterweis Strategic Income (OSTIX), and Ivy High Income (IVHIX).

Navigating changing interest rates
Interest rates surged in early February, which hurt most bonds, but floating-rate funds held up relatively well. (These funds own bank loans and the interest rates on these loans adjust as market rates change.) As a result, we increased our floating-rate exposure from 6% at the start of the semiannual period to 19% at the end.

As bonds came under pressure in the first quarter, we trimmed INCMX’s exposure to high-yield and strategic bonds. We had about 30% in high yields and about 38% in strategic bonds as of September 30, 2017, and we reduced this to 20% and 30%, respectively.

Globally diversified
INCMX can invest globally, and it had a small position in Fidelity New Markets Income (FNMIX), an emerging market bond fund, throughout the semiannual period. As world bonds continued to perform well in the first quarter, we added Aberdeen Global High Income (JHYIX), a fund with with about half of its holdings from issuers outside the U.S., including 15% in emerging-market bonds.

Total-return funds seek to mitigate interest rate risk
INCMX can also invest in total-return funds. These funds typically aren’t fully invested in bonds so they tend to have less interest-rate risk. We kept about 20-25% invested in total-return funds during the semiannual period, including longtime holds Gateway (GTEYX) and Vanguard Wellesley Income (VWIAX). We’d owned Fidelity Real Estate Income (FRIFX) for years, but when its performance faltered in the first quarter of 2018, we moved on to Permanent Portfolio (PRPFX), an alternative fund that owns a mix of currencies, gold and stocks.

Looking ahead
Interest rates are expected to keep rising, and rising rates could affect the bond market in different ways. During the semiannual period, rates rose and the economy strengthened, and INCMX owned funds that did well in those conditions, like total-return funds, floating-rate and high-yield funds.

But we know that will change at some point. We’ve been investing in market trends for nearly 50 years, and we’ve seen repeatedly that even the most persistent trends eventually give way to something new. For instance, if higher interest rates trigger an economic slowdown, we could see a flight to flight to quality, which would favor higher-quality corporate bonds, government-backed mortgage bonds or even Treasuries. Our Flexible Income strategy is designed to adapt to these kinds of changes. We monitor a wide range of bond funds, and when markets inevitably change, we’ll change INCMX’s portfolio, too.

12	Semiannual Report 2018

INCMX	Flexible Income Fund
Fixed Income

0.4% Short-Term Investments,
 Inclusive of Other Assets

SCHEDULE OF INVESTMENTS AT MARCH 31, 2018 (UNAUDITED)
Shares	Investment Companies: 99.6%	Value
	Emerging Market Bond Funds: 4.8%
307,258	Fidelity New Markets Income Fund	$4,873,105
	Total Emerging Market Bond Funds	4,873,105

	Floating Rate Bond Fund: 19.3%
814,033	Eaton Vance Floating-Rate Advantaged Fund - Class I	8,913,659
466,625	Eaton Vance Floating-Rate Fund - Class I	4,222,954
647,968	Fidelity Floating Rate High Income Fund	6,246,414
	Total Floating Rate Bond Funds	19,383,027

	High Yield Bond Funds: 19.7%
544,437	Aberdeen Global High Income Fund - Class I ^	4,589,601
641,616	Fidelity Capital & Income Fund	6,499,574
1,172,397	Ivy High Income Fund - Class I	8,781,252
1,280	Lord Abbett High Yield Fund - Class I	9,651
	Total High Yield Bond Funds	19,880,078

	Strategic Bond Funds: 29.9%
887,325	Osterweis Strategic Income Fund	10,000,157
821,456	PIMCO Income Fund - Institutional Class	10,029,976
1,174,831	PIMCO Low Duration Income Fund - Institutional Class	10,056,554
	Total Strategic Bond Funds	30,086,687

	Total Return Funds: 25.9%
253,934	Gateway Fund - Class Y	8,250,315
190,997	Permanent Portfolio - Class N	7,752,549
159,354	Vanguard Wellesley Income Fund - Admiral Class	10,085,541
	Total Total Return Funds	26,088,405

	Total Investment Companies
	(Cost $98,982,045)	100,311,302

Semiannual Report 2018	Upgraderfunds.com	13

INCMX	Flexible Income Fund
Fixed Income

SCHEDULE OF INVESTMENTS AT MARCH 31, 2018 (UNAUDITED)
Shares		Value
	Short-Term Investments: 0.3%
327,220	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.490% #	$327,220

	Total Short-Term Investments
	(Cost $327,220)	327,220

	Total Investments: 99.9%
	(Cost $99,309,265)	100,638,522
	Other Assets in Excess of Liabilities: 0.1%	127,516
	Net Assets: 100.0%	$100,766,038

	# Annualized seven-day yield as of March 31, 2018.

^  A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $1,908,018 (representing 1.9% of net assets). See note 2 of the financial statements.

	The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2018

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

Stocks have been the best performing asset class for long-term investors and, like many growth-oriented funds, the Tactical Upgrader Fund (TACTX) invests primary in equity funds and ETFs. What makes this fund different from the other equity Upgrader funds is its emphasis on risk management and its flexibility. We can raise considerable cash, hedge using options, and invest in a broad range of asset classes including sector funds, balanced funds, bond funds, cash and commodities, based on our assessment of assessment of risk/return potential in the current market.

The goal of TACTX is to earn a competitive positive return that is not necessarily correlated with the direction of broad stock market and also not dependent on interest rates. We use a broad array of indicators to assess market risk and return potential including measures of valuation, sentiment, trend strength, monetary conditions and FundX fund rankings. We seek to allocate the portfolio based on these indicators and use options to help manage risks including the risk that outcomes differ from the indicator evidence.

The performance of TACTX reflects the performance of its underlying funds, and it is also heavily influenced by hedging and frequent asset allocation adjustments.

In the trailing six months, the stock market rallied through January 2018 and then suffered a correction beginning in February. TACTX lagged during the advance because it was positioned defensively and because some of our holdings underperformed relative to our hedges for part of this period. The reason TACTX’s total return is relatively strong for the full six months and year-to-date in 2018 is that the fund held and built on its gains as the market fell.

Navigating global market trends
Many of the growth funds TACTX owned as of March 31, 2018 were held for the trailing six months, including Fidelity Contra (FCNTX), iShares Momentum (MTUM), and T. Rowe Price Growth (PRGFX). While the large-cap U.S. trend remained in place during the semiannual period, foreign markets changed, and that led us to make some changes to TACTX’s positions.

Foreign funds had done well leading up to the start of the semiannual period, and TACTX had about 30% in foreign and global funds as of September 30, 2017. In the fourth quarter of 2017, however, developed foreign markets lagged U.S. markets. This prompted us to sell most of our international positions, including iShares MSCI Eurozone (EZU), iShares Europe (IEV) and Vanguard FTSE Europe (VGK).

We used the proceeds to add exposure large-cap U.S. growth funds that had stronger recent returns, like iShares Russell 1000 Growth ( IWF), T. Rowe Price Blue Chip Growth (TRBCX) and SPDR Dow Jones Industrial Average (DIA).

As volatility picked up in the first quarter of 2017, we added additional hedges to the portfolio, and by early April, we’d added some exposure to more aggressive stock funds, including iShares MSCI Emerging Markets (EEM) and PowerShares QQQ (QQQ).

Using hedges and other tools to try to mitigate volatility
At the start of the semiannual period, TACTX had a relatively high cash position (28%). At the time, investor sentiment was at extreme levels of optimism. Stocks were overbought, valuations were high and the market had gone much longer than normal without a correction.

The fund’s cash position held the fund back from fully participating in the market’s rally through late January 2018, but when markets weakened in early February, we were prepared. As the market entered its first 10% correction in more than a year, we put some of our cash to work and reduced our hedges.

The markets then staged a rally and we used that to trim back positions and re-engage our hedges based on concerns that market conditions were deteriorating. In particular, we were concerned that breadth and volume were stronger in declines than in advances, interest rates were rising and trend measures were weakening. TACTX remained fairly defensively positioned through the end of the quarter, at times holding as much as 50% cash.

We didn’t always add or remove hedges at the perfect times during the last six months. There were times when TACTX was hedged while the market rallied (as we saw in fourth quarter of 2017) and times when TACTX had fewer hedges in place and the market fell (as we saw very briefly, early in the February 2018 correction). Our Tactical approach certainly added value as volatility continued through the first quarter of 2018: TACTX was up more than 4% for the quarter, while both stock and bond indexes were down.

Looking ahead
TACTX is designed for markets like those we’ve experienced recently: it aims to be less volatile than a fully invested portfolio of stocks, and it also has less interest-rate risk because it typically has little exposure to bonds. The fund seeks to provide some of the growth potential of equities without fully participating in sharp stock market advances or declines.

TACTX also uses our Upgrading process to adapt to changing market trends. While U.S. large-cap growth stocks have been in favor for years now (and that’s where TACTX has been invested), we know that will change at some point. We continue to monitor value funds, foreign funds, and smaller-cap funds, and when the current growth trend changes, we’ll be prepared to change, too.

We generally expect to have TACTX more fully invested, and we would be surprised if we didn’t get more of the fund’s cash reserves invested as the year progresses.

Semiannual Report 2018	Upgraderfunds.com	15

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF INVESTMENTS AT MARCH 31, 2018 (UNAUDITED)

Shares	Investment Companies: 70.7%		Value
	Aggressive Funds: 10.6%
15,000	iShares MSCI Emerging Markets ETF		$724,200
25,000	PowerShares QQQ Trust Series 1		4,003,250
	Total Aggressive Funds		4,727,450

	Core Funds: 60.1%
34,077	Fidelity Contrafund		4,234,760
80,000	iShares Edge MSCI USA Momentum Factor ETF		8,473,600
54,000	iShares Russell 1000 Growth ETF		7,348,860
28,000	iShares S&P 500 Growth ETF		4,341,960
12,893	T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class		1,312,532
16,226	T. Rowe Price Growth Stock Fund, Inc. - Retail Class		1,055,505
	Total Core Funds		26,767,217

	Total Investment Companies
	(Cost $30,625,657)		31,494,667

	Short-Term Investments: 24.8%
11,038,986	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.490% #		11,038,986

	Total Short-Term Investments
	(Cost $11,038,986)		11,038,986

Contracts	(100 shares per contract)	Notional Amount	Value

	Purchased Option: 1.1%
	SPDR S&P 500 ETF Trust Put Option
1,500	Exercise Price $260.00	$39,472,500	$510,750
	Expiration Date: April 2018

	Total Purchased Option
	(Cost $447,517)		510,750

	Total Investments: 96.6%
	(Cost $42,112,160)		43,044,403
	Other Assets in Excess of Liabilities: 3.4%		1,515,225
	Net Assets: 100.0%		$44,559,628

	# Annualized seven-day yield as of March 31, 2018.

	The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2018

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF OPTIONS WRITTEN AT MARCH 31, 2018 (UNAUDITED)

Contracts	(100 shares per contract)	Notional Amount	Value
	iShares MSCI Emerging Markets ETF Call Option
150	Exercise Price $49.00	$724,200	$10,275
	Expiration Date: April 2018

	PowerShares QQQ Trust Series 1 Call Option
100	Exercise Price $162.00	1,601,300	28,550
	Expiration Date: April 2018

	PowerShares QQQ Trust Series 1 Call Option
100	Exercise Price $160.00	1,601,300	39,200
	Expiration Date: April 2018

	Total Options Written
	(Premium received $90,876)		$78,025

Semiannual Report 2018	Upgraderfunds.com	17

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

Many people want to invest in a way that seeks to build wealth and build a better world, but they don’t know how. The Sustainable Impact Fund (SRIFX) makes it easy for you to own a portfolio of impactful stock funds.

SRIFX is an integrated approach that invests in diversified stock funds, primarily funds that are screened on performance and sustainability. First, we target funds that have strong recent returns because these funds may continue to do well in the coming months or even years, a phenomenon known as ‘persistence of performance.’ Then we screen these funds on environmental, social and governance (ESG) criteria. We aim to invest in funds with strong recent returns and strong ESG ratings.

Navigating global market trends
We introduced SRIFX in March 31, 2017, a time when foreign funds had just begun to show strength. By the start of the semiannual period, September 30, 2017, SRIFX owned both U.S. and foreign/global funds.

In the fourth quarter of 2017, however, developed foreign markets, particularly Europe, lagged U.S. markets, and this prompted us to sell funds like AB International Growth (AWPYX). We replaced these funds with large-cap growth funds that had stronger recent returns and robust ESG ratings, including Amana Growth (AMIGX), Brown Advisory Sustainable Growth (BAFWX), and iShares Momentum (MTUM).

As large-cap growth funds continued to do well in the first quarter of 2018, we increased our exposure, adding AB Large Cap Growth (APGYX) and Vanguard US Growth (VWUAX) to the mix.

Some foreign and global funds continued to earn a place in SRIFX’s portfolio, however. We held Calvert Emerging Markets (CVMYX), Calvert International Opportunities (CWVYX), AB Sustainable Global Thematic (ATEYX), and Oppenheimer Global (OGLYX) throughout the semiannual period.

Beyond the traditional limits of sustainable investing
SRIFX can invest beyond the traditional limits of socially responsible investing. We can invest in funds that are easily identified as sustainable funds (Brown Advisory Sustainable Growth, for instance) and we can also own funds that aren’t labeled as ‘sustainable’ or ‘socially responsible’ funds (like iShares Momentum ETF, MTUM, or Vanguard US Growth, VWUAX) as long as they meet our rigorous performance and ESG standards.

We monitor the funds in SRIFX closely, and if their performance or their ESG scores falter, we’ll move on. For instance, SRIFX owned Oakmark Global (OAKGX) at the start of the semiannual period. OAKGX doesn’t market itself as a sustainable fund despite its focus on the corporate governance of underlying companies. (Governance is one of the three pillars of sustainable investing: environmental, social and governance, ESG). OAKGX continued to have good ESG scores, but its performance weakened during the last six months, and we replaced it.

Emphasis on engagement
We seek to reward funds that actively engage with companies to help them improve, so we’ll take a bigger position in funds that have a proven track record of making an impact. These funds must also meet our rigorous performance requirements to be included in SRIFX’s portfolio.

SRIFX’s impact positions at the start of the semiannual period included Calvert Emerging Markets (CVMAX), Calvert International Opportunities (CWVYX) and Parnassus Endeavor (PFPWX). Both Calvert funds were held throughout the last six months. Parnassus Endeavor’s performance faltered in the first quarter of 2018, however, and it was sold.

Looking ahead
U.S. large-cap growth stocks have been in favor for years now, and that’s where SRIFX is invested as of March 31, 2018, but we know that will change at some point. In our nearly 50 years of managing fund portfolios for clients, we’ve seen repeatedly that even the most persistent trends eventually give way to something new. Our Sustainable Impact strategy is designed to adapt to these changes.

Our strategy also integrates environmental, social and governance (ESG) criteria, which helps us access a wider universe of sustainable funds and keeps us invested in funds that are trying to make a positive impact.

18	Semiannual Report 2018

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2018 (UNAUDITED)

Shares	Investment Companies: 96.8%	Value
	Aggressive Funds: 12.7%
47,065	Calvert Emerging Markets Equity Fund - Class I	$844,343
17,489	Eventide Gilead Fund - Class N *	612,292
45,805	RBC International Opportunities Fund - Class I	522,641
	Total Aggressive Funds	1,979,276

	Core Funds: 84.1%
20,066	AB Large Cap Growth Fund, Inc. - Advisor Class	1,063,101
14,925	AB Sustainable Global Thematic Fund - Advisor Class *	1,847,989
4,192	Amana Growth Fund - Institutional Class	148,990
46,473	Brown Advisory Sustainable Growth Fund - Institutional Class	1,011,257
124,163	Calvert International Opportunities Fund - Class I	2,303,234
7,358	Fidelity Contrafund	914,358
15,650	iShares Edge MSCI USA Momentum Factor ETF	1,657,648
16,790	Laudus US Large Cap Growth Fund	343,696
28,402	Marsico Growth Fund	530,826
15,798	Oppenheimer Global Fund - Class Y	1,516,289
2,775	SPDR Dow Jones Industrial Average ETF Trust	669,885
11,148	Vanguard US Growth Fund - Admiral Class	1,100,502
	Total Core Funds	13,107,775

	Total Investment Companies
	(Cost $14,527,565)	15,087,051

	Short-Term Investments: 0.3%
53,021	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.490% #	53,021

	Total Short-Term Investments
	(Cost $53,021)	53,021

	Total Investments: 97.1%
	(Cost $14,580,586)	15,140,072
	Other Assets in Excess of Liabilities: 2.9%	451,827
	Net Assets: 100.0%	$15,591,899

	* Non-income producing.
	# Annualized seven-day yield as of March 31, 2018.

	The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	19

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2018 (Unaudited)
	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
Assets
Investments in securities, at value (identified cost $206,221,181, $36,966,000, $53,564,685) (See Note 2)	$220,607,601	$42,477,966	$55,914,347
Investments in short-term securities, at value (identified cost $503,638, $124,589, $170,994) (See Note 2)	503,638	124,589	170,994
Total securities, at value (identified cost $206,724,819, $37,090,589, $53,735,679) (See Note 2)	221,111,239	42,602,555	56,085,341
Receivables:
Fund shares sold	22,756	221,929	5,796
Dividends and interest	42,001	3,808	43,681
Prepaid expenses and other assets	17,467	8,020	8,767
Total assets	221,193,463	42,836,312	56,143,585
Liabilities
Payables:
Investment securities purchased	—	17,906	—
Fund shares redeemed	330,856	21,316	10,596
Investment advisory fees, net	193,553	34,984	49,298
Administration and accounting fees	28,651	5,448	7,248
Audit fees	13,014	12,715	10,970
Custody fees	2,383	595	795
Transfer agent fees	20,196	2,456	4,904
Trustee fees	16,009	3,022	4,052
Other accrued expenses	16,408	4,546	5,068
Total liablities	621,070	102,988	92,931
Net Assets	$220,572,393	$42,733,324	$56,050,654
Net assets applicable to shares oustanding	$220,572,393	$42,733,324	$56,050,654
Shares outstanding; unlimited number of shares authorized without par value	3,644,039	634,567	1,453,429
Net asset value, offering and redemption price per share	$60.53	$67.34	$38.56

Components of Net Assets
Paid-in capital	$191,399,144	$35,166,057	$51,290,278
Undistributed (accumulated) net investment income (loss)	(260,007)	(142,381)	61,761
Accumulated net realized gain on investments	15,046,836	2,197,682	2,348,953
Net unrealized appreciation on investments	14,386,420	5,511,966	2,349,662
Net assets	$220,572,393	$42,733,324	$56,050,654

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2018

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2018 (Unaudited)
	FundX Flexible	FundX Tactical	FundX Sustainable
	Income Fund	Upgrader Fund	Impact Fund
Assets
Investments in securities, at value (identified cost $97,940,963, $31,073,174, $14,527,565) (See Note 2)	$100,311,302	$32,005,417	$15,087,051
Investments in short-term securities, at value (identified cost $229,866, $11,038,986, $53,021) (See Note 2)	327,220	11,038,986	53,021
Total securities, at value (identified cost $97,970,829, $42,112,160, $14,580,586) (See Note 2)	100,638,522	43,044,403	15,140,072
Receivables:
Investment securities sold	—	1,271,090	—
Fund shares sold	298,958	540,000	451,500
Dividends and interest	172,344	23,478	1,316
Prepaid expenses and other assets	16,075	18,553	22,179
Total assets	101,125,899	44,897,524	15,615,067
Liabilities
Written Options, at value (Premiums received $-, $90,876, $-)	—	78,025	—
Payables:
Investment securities purchased	185,000	194,278	—
Fund shares redeemed	67,062	105	—
Investment advisory fees, net	58,271	36,014	8,325
Administration and accounting fees	12,980	5,617	1,736
Audit fees	11,219	10,970	7,978
Custody fees	1,092	995	358
Transfer agent fees	10,077	4,800	1,379
Trustee fees	6,977	3,073	978
Other accrued expenses	7,183	4,019	2,414
Total liablities	359,861	337,896	23,168
Net Assets	$100,766,038	$44,559,628	$15,591,899
Net assets applicable to shares oustanding	$100,766,038	$44,559,628	$15,591,899
Shares outstanding; unlimited number of shares authorized without par value	3,580,168	1,725,852	546,027
Net asset value, offering and redemption price per share	$28.15	$25.82	$28.56

Components of Net Assets
Paid-in capital	$101,561,820	$41,416,991	$14,440,022
Undistributed (accumulated) net investment income (loss)	686,941	(58,041)	(152,967)
Accumulated net realized gain (loss) on investments	(2,811,980)	2,255,584	745,358
Net unrealized appreciation on investments	1,329,257	945,094	559,486
Net assets	$100,766,038	$44,559,628	$15,591,899

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	21

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2018 (Unaudited)
	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
INVESTMENT INCOME
Dividends	$1,101,791	$199,587	$640,680
Interest	3,902	647	825
Total investment income	1,105,693	200,234	641,505
EXPENSES
Investment advisory fees	1,133,024	219,078	292,365
Transfer agent fees	84,763	22,842	24,160
Administration and accounting fees	82,332	17,375	22,960
Reports to shareholders	15,193	4,065	5,092
Custody fees	6,588	1,636	2,179
Audit fees	13,014	12,715	10,969
Registration fees	10,700	10,408	9,728
Trustee fees	32,239	6,130	8,185
Miscellaneous expenses	7,949	3,848	4,176
Interest expense (Note 6)	305	300	515
Legal fees	39,648	8,181	9,946
Insurance expense	7,514	1,460	1,927
Total expenses	1,433,269	308,038	392,202
Plus / (Less): fees recaptured / (waived):	—	(11,982)	3,005
Less: expenses paid indirectly (Note 3)	(67,569)	(4,872)	(10,648)
Net expenses	1,365,700	291,184	384,559
Net Investment income (loss)	(260,007)	(90,950)	256,946
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	5,685,307	1,355,809	975,800
Net realized gains	5,685,307	1,355,809	975,800
Capital gain distributions from regulated investment companies	9,361,529	841,873	1,647,083
Change in net unrealized appreciation / depreciation on investments	(2,257,980)	1,427,838	(739,512)
Net realized and unrealized gain on investments	12,788,856	3,625,520	1,883,371
Net increase in net assets resulting from operations	$12,528,849	$3,534,570	$2,140,317

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2018

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2018 (Unaudited)
	FundX Flexible	FundX Tactical	FundX Sustainable
	Income Fund	Upgrader Fund	Impact Fund
INVESTMENT INCOME
Dividends	$2,084,010	$157,201	$100,950
Interest	1,520	64,586	334
Total investment income	2,085,530	221,787	101,284
EXPENSES
Investment advisory fees	349,179	211,555	63,721
Transfer agent fees	33,792	11,950	3,647
Administration and accounting fees	38,712	16,916	4,676
Reports to shareholders	7,032	3,283	1,475
Custody fees	3,203	3,176	836
Audit fees	11,219	10,969	7,989
Registration fees	10,157	9,500	11,430
Trustee fees	13,911	5,948	1,990
Miscellaneous expenses	5,050	3,855	2,998
Interest expense (Note 6)	240	—	10
Legal fees	16,673	7,207	2,017
Insurance expense	3,461	1,429	345
Total expenses	492,629	285,788	101,134
Plus / (Less): fees recaptured / (waived):	1,452	(190)	(15,102)
Less: expenses paid indirectly (Note 3)	(7,388)	(5,771)	—
Net expenses	486,693	279,827	86,032
Net Investment income (loss)	1,598,837	(58,040)	15,252
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	28,775	995,399	369,752
Written options	—	522,773	—
Net realized gains	28,775	1,518,172	369,752
Capital gain distributions from regulated investment companies	186,694	778,902	400,123
Change in net unrealized appreciation / depreciation on investments	(1,885,742)	(720,849)	(184,024)
Net realized and unrealized gain (loss) on investments	(1,670,273)	1,576,225	585,851
Net increase (decrease) in net assets resulting from operations	$(71,436)	$1,518,185	$601,103

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	23

FUNDX	Upgrader Fund Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(260,007)	$501,888
Net realized gain on investments	5,685,307	20,311,818
Capital gain distributions from regulated investment companies	9,361,529	4,358,036
Change in net unrealized appreciation / depreciation of investments	(2,257,980)	5,039,859
Net increase in net assets resulting from operations	12,528,849	30,211,601
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,008,825)	(1,142,183)
Total distributions to shareholders	(1,008,825)	(1,142,183)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(13,029,509)	(32,945,991)
Total change in net assets	(1,509,485)	(3,876,573)

NET ASSETS
Beginning of period/year	222,081,878	225,958,451
End of period/year	$220,572,393	$222,081,878
Undistributed net investment income (loss)	$(260,007)	$1,008,825

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	115,379	$7,092,371	239,019	$12,578,534
Shares issued in reinvestment of distributions	16,570	998,499	21,557	1,128,931
Shares redeemed	(348,458)	(21,120,379)	(873,066)	(46,653,456)
Net change in shares outstanding	(216,509)	$(13,029,509)	(612,490)	$(32,945,991)

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2018

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(90,950)	$(21,944)
Net realized gain on investments	1,355,809	2,643,264
Capital gain distributions from regulated investment companies	841,873	408,757
Change in net unrealized appreciation / depreciation of investments	1,427,838	638,913
Net increase in net assets resulting from operations	3,534,570	3,668,990
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(139,195)
Total distributions to shareholders	—	(139,195)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(4,177,539)	(13,684,365)
Total change in net assets	(642,969)	(10,154,570)

NET ASSETS
Beginning of period/year	43,376,293	53,530,863
End of period/year	$42,733,324	$43,376,293
Undistributed net investment loss	$(142,381)	$(51,431)

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	12,871	$850,379	20,691	$1,184,244
Shares issued in reinvestment of distributions	—	—	2,419	138,440
Shares redeemed	(76,080)	(5,027,918)	(259,416)	(15,007,049)
Net change in shares outstanding	(63,209)	$(4,177,539)	(236,306)	$(13,684,365)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	25

RELAX	Conservative Upgrader Fund Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$256,946	$750,561
Net realized gain on investments	975,800	3,648,015
Capital gain distributions from regulated investment companies	1,647,083	891,331
Change in net unrealized appreciation / depreciation of investments	(739,512)	654,955
Net increase in net assets resulting from operations	2,140,317	5,944,862
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(738,371)	(786,756)
From net realized gain	(3,898,044)	—
Total distributions to shareholders	(4,636,415)	(786,756)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	962,805	(2,777,985)
Total change in net assets	(1,533,293)	2,380,121

NET ASSETS
Beginning of period/year	57,583,947	55,203,826
End of period/year	$56,050,654	$57,583,947
Undistributed net investment income	$61,761	$543,186

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	130,823	$5,235,007	186,861	$7,147,791
Shares issued in reinvestment of distributions	119,935	4,613,904	20,738	779,739
Shares redeemed	(222,465)	(8,886,106)	(279,697)	(10,705,515)
Net change in shares outstanding	28,293	$962,805	(72,098)	$(2,777,985)

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2018

INCMX	Flexible Income Fund Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,598,837	$3,301,858
Net realized gain on investments	28,775	980,179
Capital gain distributions from regulated investment companies	186,694	190,859
Change in net unrealized appreciation / depreciation of investments	(1,885,742)	19,568
Net increase in net assets resulting from operations	(71,436)	4,492,464
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,390,059)	(2,267,986)
From net realized gain	—	—
Total distributions to shareholders	(3,390,059)	(2,267,986)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	6,137,538	4,468,043
Total change in net assets	2,676,043	6,692,521

NET ASSETS
Beginning of period/year	98,089,995	91,397,474
End of period/year	$100,766,038	$98,089,995
Undistributed net investment income	$686,941	$2,478,163

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	587,829	$16,750,252	892,658	$25,100,419
Shares issued in reinvestment of distributions	118,728	3,376,614	81,064	2,254,390
Shares redeemed	(490,120)	(13,989,328)	(804,832)	(22,886,766)
Net change in shares outstanding	216,437	$6,137,538	168,890	$4,468,043

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	27

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(58,040)	$(6,333)
Net realized gain on investments	995,399	3,611,007
Net realized gain on written options	522,773	351,957
Capital gain distributions from regulated investment companies	778,902	310,032
Change in net unrealized appreciation / depreciation of investments & written options	(720,849)	171,632
Net increase in net assets resulting from operations	1,518,185	4,438,295
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(19,315)	(128,072)
Total distributions to shareholders	(19,315)	(128,072)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	598,154	867,953
Total change in net assets	2,097,024	5,178,176

NET ASSETS
Beginning of period/year	42,462,604	37,284,428
End of period/year	$44,559,628	$42,462,604
Undistributed net investment income (loss)	$(58,041)	$19,314

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	107,625	$2,718,008	329,706	$7,633,888
Shares issued in reinvestment of distributions	779	19,309	5,560	128,057
Shares redeemed	(85,374)	(2,139,163)	(298,096)	(6,893,992)
Net change in shares outstanding	23,030	$598,154	37,170	$867,953

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2018

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2018 (Unaudited)	March 31, 2017* through September 31, 2017
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$15,252	$(36,724)
Net realized gain on investments	369,752	51,463
Capital gain distributions from regulated investment companies	400,123	4,964
Change in net unrealized appreciation / depreciation of investments	(184,024)	743,510
Net increase in net assets resulting from operations	601,103	763,213
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(168,219)	—
From net realized gain	(44,220)	—
Total distributions to shareholders	(212,439)	—
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	4,376,185	10,063,837
Total change in net assets	4,764,849	10,827,050

NET ASSETS
Beginning of period	10,827,050	—
End of period	$15,591,899	$10,827,050
Undistributed net investment loss	$(152,967)	$—

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2017 (Unaudited)		March 31, 2017* through September 31, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	159,722	$4,580,379	395,219	$10,109,663
Shares issued in reinvestment of distributions	7,430	212,439	—	—
Shares redeemed	(14,608)	(416,633)	(1,736)	(45,826)
Net change in shares outstanding	152,544	$4,376,185	393,483	$10,063,837

*  The FundX Sustainable Impact Fund was incepted March 31, 2017.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	29

FUNDX	Upgrader Fund Growth Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period / year	$57.53	$50.52	$46.99	$47.60	$42.23	$35.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.07) (6)	0.12 (6)	0.11 (6)	(0.11) (6)	0.03 (6)	0.13 (6)
Net realized and unrealized gain (loss) on investments	3.34	7.15	3.67	(0.31)	5.47	6.86
Total from investment operations	3.27	7.27	3.78	(0.42)	5.50	6.99

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.26)	(0.25)	(0.19)	(0.13)	(0.28)
From net realized gain	—	—	—	—	—	—
Total distributions	(0.27)	(0.26)	(0.25)	(0.19)	(0.13)	(0.28)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$60.53	$57.53	$50.52	$46.99	$47.60	$42.23

Total return	5.68% ^	14.45%	8.05%	(0.91)%	13.01%	19.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$220.6	$222.1	$226.0	$243.4	$268.9	$252.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.26% + (7)	1.31% (7)	1.31%	1.28%	1.26%	1.26%
After fees waived and expenses absorbed (4)	1.26% + (7)	1.31% (7)	1.29%	1.25%	1.25%	1.26%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	(0.29)% + (7)	0.19% (7)	0.19%	(0.28)%	0.02%	0.33%
After fees waived and expenses absorbed (5)	(0.29)% + (7)	0.19% (7)	0.21%	(0.25)%	0.03%	0.33%
Portfolio turnover rate	49% ^	172%	172%	115%	164%	201%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.21%, 1.28%, 1.27%, 1.22%, 1.22%, and 1.24% for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.23)%, 0.22%, 0.23%, (0.22)%, 0.06%, and 0.35%, for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $305 or 0.00% and $737 or 0.00% of average net assets for the period/year ended March 31, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2018

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period / year	$62.16	$57.31	$52.78	$53.64	$48.90	$41.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.14) (6)	(0.03) (6)	(0.01) (6)	(0.42) (6)	(0.12) (6)	0.07 (6)
Net realized and unrealised gain (loss) on investments	5.32	5.04	4.58	(0.29)	4.89	7.84
Total from investment operations	5.18	5.01	4.57	(0.71)	4.77	7.91

LESS DISTRIBUTIONS:
From net investment income	—	(0.16)	(0.04)	(0.15)	(0.03)	(0.13)
From net realized gain	—	—	—	—	—	—
Total distributions	—	(0.16)	(0.04)	(0.15)	(0.03)	(0.13)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$67.34	$62.16	$57.31	$52.78	$53.64	$48.90

Total return	8.33% ^	8.77%	8.67%	(1.33)%	9.73%	19.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$42.7	$43.4	$53.5	$60.1	$71.2	$69.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.41% + (7)	1.45% (7)	1.41%	1.39%	1.36%	1.37%
After fees waived and expenses absorbed (4)	1.35% + (7)	1.35% (7)	1.31%	1.25%	1.25%	1.36%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	(0.49)% + (7)	(0.15)% (7)	(0.15)%	(0.92)%	(0.35)%	0.13%
After fees waived and expenses absorbed (5)	(0.43)% + (7)	(0.05)% (7)	(0.05)%	(0.78)%	(0.24)%	0.14%
Portfolio turnover rate	66% ^	186%	226%	136%	168%	207%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.33%, 1.34%, 1.29%, 1.20%, 1.24%, and 1.34% for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.42)%, 0.64%, (0.03)%, (0.73)%, (0.23)%, and 0.15%, for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $300 or 0.00% and $1,864 or 0.00% of average net assets for the period/year ended March 31, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	31

RELAX	Conservative Upgrader Fund Balanced Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period / year	$40.41	$36.87	$35.67	$40.46	$37.27	$34.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.18 (6)	0.51 (6)	0.48 (6)	0.38 (6)	0.53 (6)	0.61 (6)
Net realized and unrealized gain (loss) on investments	1.25	3.57	2.18	(0.70)	3.18	3.54
Total from investment operations	1.43	4.08	2.66	(0.32)	3.71	4.15

LESS DISTRIBUTIONS:
From net investment income	(0.52)	(0.54)	(0.54)	(0.61)	(0.52)	(0.93)
From net realized gain	(2.76)	—	(0.92)	(3.86)	—	—
Total distributions	(3.28)	(0.54)	(1.46)	(4.47)	(0.52)	(0.93)
Paid-in capital from redemptions fees (Note 2)	—	—	—	—	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$38.56	$40.41	$36.87	$35.67	$40.46	$37.27

Total return	3.59% ^	11.19%	7.61%	(1.21)%	9.98%	12.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$56.1	$57.6	$55.2	$53.1	$56.6	$43.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees recaptured / waived and expenses absorbed	1.34% + (7)	1.40% (7)	1.40%	1.41%	1.38%	1.44%
After fees recaptured / waived and expenses absorbed (4)	1.35% + (7)	1.35% (7)	1.32%	1.25%	1.25%	1.42%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.85% + (7)	1.25% (7)	1.23%	0.80%	1.17%	1.69%
After fees waived and expenses absorbed (5)	0.84% + (7)	1.30% (7)	1.31%	0.96%	1.30%	1.71%
Portfolio turnover rate	49% ^	129%	140%	140%	127%	144%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.32%, 1.32%, 1.30%, 1.23%, 1.21%, and 1.41% for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.88%, 1.33%, 1.33%, 0.98%, 1.34%, and 1.50%, for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $515 or 0.00% and $366 or 0.00% of average net assets for the period/year ended March 31, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2018

INCMX	Flexible Income Fund Fixed Income
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period / year	$29.16	$28.61	$28.25	$30.35	$30.32	$31.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.46 (6)	0.97 (6)	0.79 (6)	0.90 (6)	0.93 (6)	1.03 (6)
Net realized and unrealized gain (loss) on investments	(0.45)	0.33	0.82	(1.21)	0.61	(0.24)
Total from investment operations	0.01	1.30	1.61	(0.31)	1.54	0.79

LESS DISTRIBUTIONS:
From net investment income	(1.02)	(0.75)	(1.25)	(1.06)	(1.28)	(1.38)
From net realized gain	—	—	—	(0.73)	(0.23)	(0.44)
Total distributions	(1.02)	(0.75)	(1.25)	(1.79)	(1.51)	(1.82)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$28.15	$29.16	$28.61	$28.25	$30.35	$30.32

Total return	(0.03)% ^	4.74%	5.86%	(1.12)%	5.22%	2.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$100.8	$98.1	$91.4	$106.9	$149.3	$138.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.99% + (7)	1.03% (7)	1.01%	1.04%	0.96%	0.97%
After fees waived and expenses absorbed (4)	0.99% + (7)	0.99% (7)	0.99%	0.99%	0.96%	0.97%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	3.19% + (7)	3.35% (7)	2.79%	2.98%	3.04%	3.37%
After fees waived and expenses absorbed (5)	3.19% + (7)	3.39% (7)	2.81%	3.03%	3.04%	3.37%
Portfolio turnover rate	34% ^	82%	130%	124%	54%	101%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.98%, 0.96%, 0.97%, 0.96%, 0.93%, and 0.95% for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.21%, 3.41%, 2.83%, 3.07%, 3.07%, and 3.39%, for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $240 or 0.00% and $999 or 0.00% of average net assets for the period/year ended March 31, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	33

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period / year	$24.94	$22.38	$20.20	$20.31	$20.49	$19.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.03) (6)	(0.00) (6)(2)	0.07 (6)	0.07 (6)	0.02 (6)	(0.04) (6)
Net realized and unrealized gain (loss) on investments	0.92	2.64	2.23	(0.13)	(0.20)	0.86
Total from investment operations	0.89	2.64	2.30	(0.06)	(0.18)	0.82

LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.08)	(0.12)	(0.05)	—	—
From net realized gain	—	—	—	—	—	—
Total distributions	(0.01)	(0.08)	(0.12)	(0.05)	—	—
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00 (2)
Net asset value, end of period / year	$25.82	$24.94	$22.38	$20.20	$20.31	$20.49

Total return	3.58% ^	11.82%	11.43%	(0.32)%	(0.93)%	4.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$44.6	$42.5	$37.3	$35.9	$45.7	$53.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.35% + (7)	1.42% (7)	1.42%	1.43%	1.33%	1.39%
After fees waived and expenses absorbed (4)	1.35% + (7)	1.35% (7)	1.31%	1.25%	1.25%	1.38%

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	(0.30)% + (7)	(0.11)% (7)	0.23%	0.13%	0.01%	(0.23)%
After fees waived and expenses absorbed (5)	(0.30)% + (7)	(0.04)% (7)	0.34%	0.31%	0.10%	(0.22)%
Portfolio turnover rate	316% ^	396%	220%	279%	202%	408%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.32%, 1.32%, 1.31%, 1.24%, 1.25%, and 1.38%, for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.27)%, (0.02)%, 0.34%, 0.32%, 0.10%, and (0.22)%, for the period/years ended March 31, 2018, September 30, 2017, September 30, 2016, September 30, 2015, September 30, 2014, and September 30, 2013, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $0 or 0.00% and $26 or 0.00% of average net assets for the period/year ended March 31, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report 2018

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period
	Six Months Ended March 31, 2018 (Unaudited)	March 31, 2017* through September 31, 2017
Net asset value, beginning of period	$27.52	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.03 (4)	(0.13) (4)
Net realized and unrealized gain on investments	1.52	2.65
Total from investment operations	1.55	2.52

LESS DISTRIBUTIONS:
From net investment income	(0.40)	—
From net realized gain	(0.11)	—
Total distributions	(0.51)	—
Paid-in capital from redemption fees (Note 2)	—	—
Net asset value, end of period	$28.56	$27.52

Total return	5.61% ^	10.08% ^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$15.6	$10.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.59% + (3)	2.25% + (3)
After fees waived and expenses absorbed	1.35% + (3)	1.35% + (3)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	0.00% + (3)	(1.85)% + (3)
After fees waived and expenses absorbed	0.24% + (3)	(0.95)% + (3)
Portfolio turnover rate	66% ^	27% ^

*	The FundX Sustainable Impact Fund was incepted March 31, 2017.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Includes interest expense of $10 or 0.00% and $0 or 0.00% of average net assets for the periods ended March 31, 2018 and September 30, 2017, respectively.
(4)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2018	Upgraderfunds.com	35

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2018 (UNAUDITED)

NOTE 1 – ORGANIZATION
FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Upgrader Fund (“Upgrader Fund”), FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”), FundX Flexible Income Fund (“Flexible Income Fund”), FundX Tactical Upgrader Fund (“Tactical Fund”), and FundX Sustainable Impact Fund (“Sustainable Impact Fund”), collectively, the “Funds”. Effective March 31, 2017, the Trust launched the Sustainable Impact Fund. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services –Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were also advised by the FundX Investment Group, LLC (the “Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014, except for the Sustainable Impact Fund.

The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Income Fund commenced operations on July 1, 2002. Tactical Fund commenced operations on February 29, 2008. The Sustainable Impact Fund commenced operations on March 31, 2017.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income. The investment objective of the Tactical Fund is to seek long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration. The investment objective of the Sustainable Impact Fund is to obtain long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60, at time of purchase, days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2018 the Funds did not hold fair valued securities.

As described above, the Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

36	Semiannual Report 2018

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2018 (UNAUDITED), continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

FUNDX UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$220,607,601	$ —	$ —	$220,607,601
Short-Term Investments	503,638	—	—	503,638
Total Investments in Securities	$221,111,239	$ —	$ —	$221,111,239

FUNDX AGGRESSIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$42,477,966	$ —	$ —	$42,477,966
Short-Term Investments	124,589	—	—	124,589
Total Investments in Securities	$42,602,555	$ —	$ —	$42,602,555

FUNDX CONSERVATIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$55,914,347	$ —	$ —	$55,914,347
Short-Term Investments	170,994	—	—	170,994
Total Investments in Securities	$56,085,341	$ —	$ —	$56,085,341

FUNDX FLEXIBLE INCOME FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$100,311,302	$ —	$ —	$100,311,302
Short-Term Investments	327,220	—	—	327,220
Total Investments in Securities	$100,638,522	$ —	$ —	$100,638,522

FUNDX TACTICAL UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$31,494,667	$ —	$ —	$31,494,667
Short-Term Investments	11,038,986	—	—	11,038,986
Purchased Options	—	510,750	—	510,750
Total Investments in Securities	$42,533,653	$510,750	$ —	$43,044,403

Other Financial Instruments *
Written Options	$ —	$78,025	$ —	$78,025

FUNDX SUSTAINABLE IMPACT FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$15,087,051	$ —	$ —	$15,087,051
Short-Term Investments	53,021	—	—	53,021
Total Investments in Securities	$15,140,072	$ —	$ —	$15,140,072

See schedule of investments for breakout of investment company types.

None of the Funds had transfer into or out of Levels 1 and 2 during the six months ended March 31, 2018. The Funds recognize transfers at the end of each reporting period.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options. Futures, forwards and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

Semiannual Report 2018	Upgraderfunds.com	37

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2018 (UNAUDITED), continued

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For fiscal year ended September 30, 2017, the following funds deferred late year losses in the following amounts:

AGGRESSIVE FUND	$51,431

At September 30, 2017, the following capital loss carry forwards were available:
	Expires 2018	Infinite Short-Term	Infinite Long-Term	Total
FLEXIBLE INCOME FUND	$ —	$2,367,841	$647,935	$3,015,776

As of September 30, 2017, there were no Capital Loss Carryover available to offset future gains for the Upgrader Fund, Aggressive Upgrader Fund, Conservative Upgrader Fund, Tactical Upgrader Fund, and Sustainable Impact Fund.

For fiscal year ended September 30, 2017, the following funds have utilized Capital Loss Carryover in the following amounts:

UPGRADER FUND	$19,864,230
AGGRESSIVE UPGRADER FUND	1,544,418
FLEXIBLE INCOME FUND	1,155,474
TACTICAL UPGRADER FUND	4,286,678

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Options Contracts. When the Tactical Upgrader Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised is treated by the Tactical Upgrader Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Tactical Upgrader Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Tactical Upgrader Fund. The Tactical Upgrader Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

38	Semiannual Report 2018

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2018 (UNAUDITED), continued

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund may invest, at the time of purchase, up to 5% of the Fund’s net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund’s exposure to certain selected securities. The Tactical Fund may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund’s participation in a market advance. The Tactical Fund had purchased options and written options as of March 31, 2018.

Statement of Assets and Liabilities – Market Values of Derivative Instruments as of March 31, 2018:

		Market Value
FUNDX TACTICAL UPGRADER FUND
Equity Contracts	Investments in Securities	$510,750
	Written Options	$78,025

Statement of Operations – The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2018 were as follows:

Amount of realized gain (loss) on derivative instruments recognized in income:

	Purchased Options	Written Options

FUNDX TACTICAL UPGRADER FUND	$(310,521)	$522,773

Change in unrealized appreciation (depreciation) on derivative instruments recognized in income:

	Purchased Options	Written Options
FUNDX TACTICAL UPGRADER FUND	$88,276	$12,851

The following table shows the average volume of derivative activity for the Tatical Upgrader Fund during the year ended March 31, 2018:

FUNDX TACTICAL UPGRADER FUND
Derivative Type	Unit of Measure	Average Volume
Purchased Options	Contracts	1,843
Purchased Options	Notional	$48,988,343
Written Options	Contracts	(214)
Written Options	Notional	$3,443,943

I. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2017, the following adjustments were made:

	Undistributed Net	Accumulated
	Investment Income	Gains/Losses	Paid-In Capital
UPGRADER FUND	$506,937	$1,834,255	$(2,341,192)
AGGRESSIVE FUND	62,412	14,722,798	(14,785,210)
CONSERVATIVE FUND	113,303	(453,936)	340,633
FLEXIBLE INCOME FUND	5,839	(5,839)	—
TACTICAL FUND	25,647	22,841,292	(22,866,939)
SUSTAINABLE IMPACT FUND	36,724	(36,724)	—

Semiannual Report 2018	Upgraderfunds.com	39

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2018 (UNAUDITED), continued

The permanent differences primarily relate to ETF and mutual fund dividend reclassifications, capital loss carryforward expiring, and net operating losses.

J. Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued, and determined that there are no items to disclose.

NOTE 3 – COMMITMENTS  AND OTHER RELATED PARTY TRANSACTIONS
FundX Investment Group, LLC (the “Advisor”)  provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund, the Conservative Fund, and the Sustainable Impact Fund. For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70%  based upon the average daily net assets of the Fund. For the Tactical Fund, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the fund. For the six months ended March 31, 2018, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Sustainable Impact Fund incurred $1,133,024, $219,078, $292,365, $349,179, $211,555, and $63,721  in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed the following:

UPGRADER FUND	1.35%	FLEXIBLE INCOME FUND	0.99%
AGGRESSIVE FUND	1.35%	TACTICAL FUND	1.35%
CONSERVATIVE FUND	1.35%	SUSTAINABLE IMPACT FUND	1.35%

From August 4, 2014, the Fund’s commencement of operations, to January 31, 2016 the Fund’s expense were capped at 1.25%, 1.25%, 1.25%, 0.99%,  and 1.25%  of average daily net assets for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, and Tactical Fund, respectively. On November 18, 2015 the Board of Trustees approved a proposal to increase the expense cap to 1.35%, 1.35%, 1.35%, and 1.35% of average daily net assets for the Upgrader Fund, Aggressive Fund, Conservative Fund, and Tactical Fund, respectively, effective February 1, 2016. There were no changes to the allowable expense of Flexible Income Fund.

The contract is in effect through January 31, 2019  and may be terminated at any time by the Board of Trustees upon sixty days written notice to the Advisor. The Advisor is permitted to seek reimbursement  from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following thirty six months after such payment. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2018,  the Advisor waived $0, $11,982,  $190 and $15,102  in fees for the Upgrader Fund, Aggressive Fund, Tactical Fund, and Sustainable Impact Fund, respectively. For the six months ended March 31, 2018, the Advisor recaptured fees of $3,005  from the Conservative Fund and $1,452  from the Flexible Fund.

At March 31, 2018, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income, Tactical Fund and Sustainable Impact Fund that may be recouped was $96,699, $152,878, $120,890, $115,216, $90,714, and $49,765 respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September
	2018	2019	2020	2021	Total
UPGRADER FUND	$53,093	$43,606	$ —	$ —	$96,699
AGGRESSIVE FUND	45,360	52,366	43,170	11,982	152,878
CONSERVATIVE FUND	49,934	42,619	28,337	—	120,890
FLEXIBLE INCOME FUND	61,366	17,601	34,352	1,897	115,216
TACTICAL FUND	25,256	38,258	26,109	1,091	90,714
SUSTAINABLE IMPACT FUND	—	—	34,652	15,113	49,765

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator  (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration  services for the six months ended March 31, 2018 are disclosed in the Statements of Operations.

40	Semiannual Report 2018

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2018 (UNAUDITED), continued

Quasar Distributors, LLC (the “Distributor”)  serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying  Funds by third  parties.  USBFS and the Funds have agreed  that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2018, this expense reduction, in aggregate, equaled $67,569, $4,872, $10,648, $7,388, $5,771 and $0 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Sustainable Impact Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2018 are as follows:

	Purchases	Sales
UPGRADER FUND	$110,179,182	$114,712,844
AGGRESSIVE FUND	28,897,997	32,543,912
CONSERVATIVE FUND	28,439,732	30,225,828
FLEXIBLE INCOME FUND	37,672,579	33,360,092
TACTICAL FUND	94,824,796	93,738,888
SUSTAINABLE IMPACT FUND	12,507,768	8,417,364

NOTE 5 – DISTRIBUTIONS  TO SHAREHOLDERS
The tax character of distributions paid during the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:
	Six Months Ended March 31, 2018		September 30, 2017
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$1,008,825	$ —	$1,142,183	$ —
AGGRESSIVE FUND	—	—	139,195	—
CONSERVATIVE FUND	2,572,770	2,063,645	786,756	—
FLEXIBLE INCOME FUND	3,390,059	—	2,267,986	—
TACTICAL FUND	19,315	—	128,072	—
SUSTAINABLE IMPACT FUND	211,212	1,227	—	—

*	Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2017.

As of September 30, 2017, components of distributable earnings on a tax basis were as follows:

	FUNDX UPGRADER FUND	FUNDX AGGRESSIVE UPGRADER FUND	FUNDX CONSERVATIVE UPGRADER FUND
Cost of investments	$205,659,996	$39,324,299	$54,544,829
Gross tax unrealized appreciation	16,666,823	4,087,448	3,132,195
Gross tax unrealized depreciation	(22,423)	(3,320)	(42,977)
Net tax unrealized appreciation	$16,644,400	$4,084,128	$3,089,218
Undistributed ordinary income	$1,008,825	$ —	$2,247,779
Undistributed long-term capital gain	—	—	1,919,477
Total distributable earnings	1,008,825	—	4,167,256
Other accumulated loss	—	(51,431)	—
Total accumulated gain/(loss)	$17,653,225	$4,032,697	$7,256,474

Semiannual Report 2018	Upgraderfunds.com	41

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2018 (UNAUDITED), continued

	FUNDX FLEXIBLE	FUNDX TACTICAL	FUNDX SUSTAINABLE
	INCOME FUND	UPGRADER FUND	IMPACT FUND
Cost of investments	$94,905,139	$39,589,460	$10,095,927
Gross tax unrealized appreciation	3,217,097	1,690,986	745,014
Gross tax unrealized depreciation	(13,771)	(66,533)	(1,504)
Net tax unrealized appreciation	$3,203,326	$1,624,453	743,510
Undistributed ordinary income	$2,478,163	$19,314	$18,417
Undistributed long-term capital gain	—	—	1,286
Total distributable earnings	2,478,163	19,314	19,703
Other accumulated loss	(3,015,776)	—	—
Total accumulated gain/(loss)	$2,665,713	$1,643,767	$763,213

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. had made available a $50 million unsecured line of credit pursuant to a Loan and Security Agreement for the Funds in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six months ended March 31, 2018  the average interest rate on the credit facility was the prime rate for each of the Funds. Advances were not collateralized by a first lien against the Funds’ assets. During the six months ended March 31, 2018 the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate
UPGRADER FUND	$17,681	$748,000	$305	4.46%
AGGRESSIVE FUND	13,231	323,000	300	4.43%
CONSERVATIVE FUND	23,522	853,000	515	4.48%
FLEXIBLE INCOME FUND	34,841	2,152,000	240	4.05%
SUSTAINABLE IMPACT FUND	418	76,000	10	4.50%

NOTE 7 – UNDERLYING INVESTMENT  IN OTHER INVESTMENT  COMPANIES
As of March 31, 2018,  the Tactical Upgrader Fund invested 24.8%  of its net assets in Fidelity Investments Money Market Government Portfolio – Institutional Class (“Fidelity Money Market Fund”). The investment in Fidelity Money Market Fund represented less than 0.03% of its net assets, which was approximately $31.8  billion at March 31, 2018. If the Advisor determines that it is in the best interest of the Tactical Upgrader Fund and its shareholders, it may redeem its investment.

The performance of the Tactical Upgrader Fund may be directly affected by the performance of the Fidelity Money Market Fund. The investment strategy of Fidelity Money Market Fund: invest at least 99.5%  of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The net expense ratio per the September 30, 2017  Annual or Semi-Annual Report of Fidelity Money Market Fund was 0.18%. The financial statements of the Fidelity Money Market Fund can be found at the Fidelity website www.fidelity.com  or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

42	Semiannual Report 2018

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2018 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. In addition to the costs discussed, the FundX Upgrader Funds also incur aquired fund fees and expenses that are not contemplated in the table below. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/17	Value 3/31/18	During the Period*
FUNDX UPGRADER FUND
Actual	$1,000.00	$1,056.80	$6.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.92	$6.07
FUNDX AGGRESSIVE UPGRADER FUND
Actual	$1,000.00	$1,083.30	$6.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.69
FUNDX CONSERVATIVE UPGRADER FUND
Actual	$1,000.00	$1,035.90	$6.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.37	$6.62
FUNDX FLEXIBLE INCOME FUND
Actual	$1,000.00	$999.70	$4.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.07	$4.91
FUNDX TACTICAL UPGRADER FUND
Actual	$1,000.00	$1,035.80	$6.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.34	$6.66
FUNDX SUSTAINABLE IMPACT FUND
Actual	$1,000.00	$1,056.10	$6.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.79

*	The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Tactical Upgrader Fund, and FundX Sustainable Impact Fund were 1.21%, 1.33%, 1.32%, 0.98%, 1.32%, and 1.35%, respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

Semiannual Report 2018	Upgraderfunds.com	43

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust (1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	6	None
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999- 2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	6	None
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (1980- Present).	6
Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010- Present). Trustee, Firsthand Funds (two portfolios) (2013- Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, a commodity pool operator that operates iShares Gold Trust, iShares Silver Trust, iShares Dow Jones - UBS Roll Select Commodity Index Trust and iShares S&P GSCI Commodity-Indexed Trust. (2009-Present).

Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Group 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	President, FundX Investment Group, since 1978.	6	N/A

44	Semiannual Report 2018

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jeff Smith (born 1975) FundX Investment Group 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President Secretary	Since March 2018 Indefinite Term; Since April 2014	Managing Partner, FundX Investment Group, since 2001.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Group 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chief Compliance Officer Treasurer	Since August 2015 Indefinite Term; Since April 2014	Portfolio Manager, FundX Investment Group, since 1990.	N/A	N/A
William McDonell (born 1951) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Secretary	Indefinite Term; Since March 2018	Compliance Manager, FundX Investment Group, LLC and FundX Investment Trust, 2016-present; Chief Compliance Officer, Atherton Lane Advisers LLC and Deep Blue Capital Management, L.P., 2008-2016.	N/A	N/A

Semiannual Report 2018	Upgraderfunds.com	45

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com. Furthermore, you can obtain the description  on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete  schedule  of portfolio  holdings  for their first and third fiscal quarters  with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore,  you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com  within five business days after each month-end.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2017, certain dividends paid by the Funds may qualify as “qualified dividends” which are generally subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER	100.00%
AGGRESSIVE UPGRADER	100.00%
CONSERVATIVE UPGRADER	55.94%
FLEXIBLE INCOME	28.53%
TACTICAL UPGRADER	100.00%
SUSTAINABLE IMPACT	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2017 was as follows:

UPGRADER	100.00%
AGGRESSIVE UPGRADER	100.00%
CONSERVATIVE UPGRADER	44.91%
FLEXIBLE INCOME	18.71%
TACTICAL UPGRADER	100.00%
SUSTAINABLE IMPACT	0.00%

The Percentage of taxable ordinary  income  distributions  that  are designated  as short-term  capital  gain distributions  under  Internal Revenue Section 871(k)(2)(c) for each Fund were as follows (unaudited).

UPGRADER	0.00%
AGGRESSIVE UPGRADER	0.00%
CONSERVATIVE UPGRADER	0.00%
FLEXIBLE INCOME	0.00%
TACTICAL UPGRADER	0.00%
SUSTAINABLE IMPACT	0.00%

46	Semiannual Report 2018

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863]  to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863].Furthermore,  you can obtain the SAI on the SEC’s website at www.sec.gov  or the Funds’ website at www.upgraderfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

● Information we receive about you on applications or other forms;
● Information you give us orally; and
● Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Semiannual Report 2018	Upgraderfunds.com	47

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FundX Upgrader Funds

Fund	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	360876106
FundX Aggressive Upgrader Fund	HOTFX	360876403
FundX Conservative Upgrader Fund	RELAX	360876304
FundX Flexible Income Fund	INCMX	360876205
FundX Tactical Upgrader Fund	TACTX	360876502
FundX Sustainable Impact Fund	SRIFX	360876700

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us: For more about our funds and their strategy: 800-763-8639
www.upgraderfunds.com For account information: 866-455-FUND

Advisor FundX Investment Group LLC 101 Montgomery Street, Suite 2400 San Francisco, CA 94104	**Distributor** Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202	**Transfer Agent** U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian U.S Bank N.A. Custody Operations 1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212	**Independent Registered Public Accounting Firm** Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103	**Legal Counsel** Cravath & Associates, LLC 19809 Shady Brook Way Gaithersburg, MD 20879

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to Registrant’s form N-CSR filed December 3, 2014.  Also, provided free of charge, upon request, as described in Item 2 of this form N-CSR.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FundX Investment Trust

By (Signature and Title)* /s/ Jeff Smith
                                             Jeff Smith, President/Principal Executive Officer

Date   May 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Smith
                                             Jeff Smith, President/Principal Executive Officer

Date   May 26, 2018

By (Signature and Title) * /s/ Sean McKeon
                                               Sean McKeon, Treasurer/Principal Financial Officer

Date   May 30, 2018